INTANGIBLE ASSETS (Tables)	12 Months Ended
Sep. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets
	As of September 30,
	2025	2024
Land use rights, cost	$559,256	$567,337
Software, cost	80,441	1,305,535
Patent, cost	1,391,089	1,411,189
Other intangible assets, cost	1,124	1,140
Less: impairment charge	—	—
Less: accumulated amortization	(859,586)	(2,002,262)
Intangible assets, net	$1,172,324	$1,282,939